RISK MANAGEMENT - Commercial and Financial Leases (Details) - 12 months ended Dec. 31, 2022 $ in Millions, $ in Millions	COP ($) item	USD ($) item
Commercial and financial leases | Corporate | Minimum
RISK MANAGEMENT
Annual sales	$ 100,000
Commercial and financial leases | Corporate | Banistmo | Minimum
RISK MANAGEMENT
Annual sales		$ 10
Commercial and financial leases | Corporate | Banco Agricola and BAM | Minimum
RISK MANAGEMENT
Annual sales		25
Commercial and financial leases | Business | Minimum
RISK MANAGEMENT
Annual sales	13,000
Commercial and financial leases | Business | Banco Agricola | Minimum
RISK MANAGEMENT
Annual sales		7
Commercial and financial leases | Business | Banco Agricola | Maximum
RISK MANAGEMENT
Annual sales	100,000	25
Commercial and financial leases | Business | BAM | Minimum
RISK MANAGEMENT
Annual sales		5
Commercial and financial leases | Business | BAM | Maximum
RISK MANAGEMENT
Annual sales		25
Commercial and financial leases | Commercial | BAM | Minimum
RISK MANAGEMENT
Annual sales		2
Commercial and financial leases | Commercial | BAM | Maximum
RISK MANAGEMENT
Annual sales		$ 5
Commercial and financial leases | Business Construction | Minimum
RISK MANAGEMENT
Annual sales	$ 20,000
Number of projects executed as previous experience | item	3	3
Commercial and financial leases | Business Construction | Maximum
RISK MANAGEMENT
Annual sales	$ 45,000
Commercial and financial leases | Corporate Construction | Minimum
RISK MANAGEMENT
Annual sales	$ 45,000
Number of projects executed as previous experience | item	3	3
Commercial and financial leases | SME Construction | Minimum
RISK MANAGEMENT
Annual sales	$ 380
Number of projects executed as previous experience | item	3	3
Commercial and financial leases | SME Construction | Maximum
RISK MANAGEMENT
Annual sales	$ 20,000
Commercial and financial leases | Government | Minimum
RISK MANAGEMENT
Annual sales	20,000
Commercial and financial leases | SME | Maximum
RISK MANAGEMENT
Annual sales	$ 13,000
Commercial and financial leases | SME | Banistmo | Maximum
RISK MANAGEMENT
Annual sales		$ 10
Commercial and financial leases | SME | Banco Agricola | Maximum
RISK MANAGEMENT
Annual sales		7
Commercial and financial leases | SME | BAM | Maximum
RISK MANAGEMENT
Annual sales		$ 2
Mortgages | Minimum
RISK MANAGEMENT
Repayment term	5 years	5 years
Mortgages | Maximum
RISK MANAGEMENT
Repayment term	30 years	30 years